Consolidated Statements of Income and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss per ordinary share, diluted	$ (8.97)	$ (0.11)
Weighted average number of ordinary shares outstanding, diluted	100,000,000	100,000,000